Statement of Cash Flows Reconciliation	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Statement of Cash Flows Reconciliation

13. Statement of Cash Flows Reconciliation

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$17,208	$24,545
Short-term restricted cash	-	47
Long-term restricted cash	200	150
Total cash and cash equivalent, and restricted cash shown on the statements of cash flows	$17,408	$24,742

Short-term and long-term restricted cash were recorded in prepaid expenses and other current assets, and other assets, respectively, in the consolidated balance sheet.